Convertible Loans (Tables)	12 Months Ended
Aug. 31, 2019
Disclosure Convertible Loans Tables Abstract
Schedule of convertible loans

The balance of the convertible loans is as follows:

	August 31, 2019	August 31, 2018
Balance at beginning of year	$2,875,420	$865,656
Proceeds from convertible loans	1,596,401	1,754,291
Conversion of convertible loan to shares	(2,614,343)	(131,028)
Less: conversion component of convertible loans	(141,000)	(159,000)
Less: finders fee	(494,000)	(135,000)
Interest accrued	229,854	212,201
Issuance of shares for interest payment	(206,962)	(155,487)
Interest accretion	720,250	549,069
Foreign exchange	(36,376)	74,718

Balance at end of year	$1,929,244	$2,875,420